SERIES C PREFERRED STOCK AND SERIES C WARRANTS	6 Months Ended
Dec. 31, 2025
Equity [Abstract]
SERIES C PREFERRED STOCK AND SERIES C WARRANTS

NOTE 7 - SERIES C PREFERRED STOCK AND SERIES C WARRANTS

Temporary Equity – Convertible Series C Preferred Stock

On November 4, 2025 (the “Closing Date”), the Company completed a private placement pursuant to a Securities Purchase Agreement with Hexstone Capital LLC (“Hexstone”). At closing, Hexstone purchased 100 shares of Series C Preferred Stock, par value $0.01, with a stated value of $10,000 per share, for total gross proceeds of $1,000,099. The Company paid legal fees of $50,000 related to this private placement and was recorded as deemed dividend during the six months ended December 31, 2025. In connection with the transaction, the Company also issued warrants to purchase up to 9,900 additional shares of Series C Preferred Stock. Each warrant is exercisable for one share of Series C Preferred Stock at an exercise price of $10,000 per share (subject to equitable adjustments by the Company relating to stock-splits, reclassifications, combination, extraordinary distributions and similar events) and expires two years from issuance. The Series C Preferred Stock and warrants were issued in a private placement.

The Series C Preferred Stock shall have a stated value of $10,000 per share and liquidation value equal to the greater of (A) 100% of stated value of such Series C Preferred Stock and (B) the amount per share such holder would receive if such holder converted into Common Stock immediately prior to the date of such payment. The holder of Series C Preferred Stock shall have a dividend rate of 0%. However, the dividend rate shall automatically be increased to ten percent (10.0%) per annum upon any bankruptcy triggering event as defined in the Certificate of Designation.

At any time after the initial issuance date, each share of Series C Preferred Stock shall be convertible into shares of common stock of the Company by the holder thereof by dividing the stated amount of each share of Series C Preferred Stock of $10,000 by the conversion price. The conversion price shall be the lesser of the fixed conversion price of $5.00 per share or 85% of the of the lowest trading price of the Common Stock during the period beginning on the day the holder sends a conversion notice to the Company and ending on the trading day on which the aggregate dollar volume of the Company’s common stock exceeds the product of the conversion amount set forth on the applicable conversion notice multiplied by seven (7) after the applicable holder receives the shares of common stock issuable upon conversion of the Series C Preferred Stock, subject to a five (5) trading day minimum (such period, the “Conversion Measuring Period”); provided, however, that each day on which (i) the Common Stock has been suspended for trading on all Eligible Markets, (ii) Conversion Shares cannot be sold by the Holder because of violation of Section 32 by the Company, or (iii) Conversion Shares are not delivered after the Share Delivery Deadline, that day’s dollar volume shall be excluded from the calculation of the total aggregate dollar volume of the Conversion Measuring Period. All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Conversion Measuring Period; provided further that in no event shall the Conversion Price be lower than the Floor Price of $0.50 subject to adjustment per the Board’s discretion.

Upon any bankruptcy triggering event, the Company shall immediately redeem, in cash, each of the Series C Preferred Stock then outstanding at a redemption price equal to the applicable triggering event redemption price. Each of the Series C Preferred Stock subject to redemption by the Company shall be redeemed by the Company at a price equal to the greater of (i) the product of (A) the conversion amount to be redeemed multiplied by (B) the redemption premium of 110% and (ii) the product of (X) the conversion rate with respect to the conversion amount in effect multiplied by (Y) the product of (1) the redemption premium of 110% multiplied by (2) the VWAP of the Common Stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the trading date prior to the date the Company makes the entire payment required to be made. Subject to the limitations specified in the Certificate of Designation, holders of Series C Preferred Stock shall have the right to vote on all matters presented to the stockholders for approval together with the shares of Common Stock, voting together as a single class, on an “as converted” basis using the conversion price.

Although the Series C Preferred Stock does not have a fixed maturity date and is not mandatorily redeemable on a specified date, the contingent redemption feature upon a bankruptcy triggering event represents a conditional obligation to transfer assets outside the Company’s control. Accordingly, the Company determined that under ASC 480, the Series C Preferred Stock should be treated as temporary equity. Upon issuance of the Series C Preferred Stock, the Company allocated the fair value of $117,754 to the Series C Preferred and subsequent accretion to redemption value. Accordingly, during the six months ended December 31, 2025, the Company accreted $882,246 to redemption value along with the $50,000 in offering costs and was recorded as deemed dividend. At December 31, 2025, the Series C Preferred Stock redemption value amounted to $1,000,000.

Additionally, due to delayed filing and declaration of effectiveness relative to the deadlines defined in the Registration Rights Agreement in connection with this Securities Purchase Agreement, the Company accrued a registration rights penalty amounting to $54,000, which is payable in 100,000 shares of the Company’s common stock to Hexstone and was included in accrued expenses and other payables on the accompanying condensed consolidated balance sheets as of December 31, 2025 and a corresponding other expense during the three and six months ended December 31, 2025.

There were 100 shares of Series C Preferred Stock issued and outstanding as of December 31, 2025.

Warrant Liability – Series C Warrants

The Company accounted for the 9,900 warrants issued on November 4, 2025, in accordance with the guidance contained in ASC 815 “Derivatives and Hedging” whereby under that provision these warrants did not meet the criteria for equity treatment and were recorded as a liability since the host instrument itself (Series C Preferred Stock) is classified as temporary equity.

The initial valuation of the 9,900 warrants was valued at $882,345 on November 4, 2025 and shall be recorded at fair value as of each reporting date with the change in fair value reported within other income in the accompanying consolidated statements of operations as “Change in fair value of warrant liability” until the warrants are exercised, expired or other facts and circumstances lead the warrant liability to be reclassified to stockholders’ equity.

The Company utilized a Monte Carlo Simulation model to estimate the fair values of the 9,900 warrants, which incorporated significant inputs that were not observable in the market, and thus represents a Level 3 measurement as defined in ASC 820. The unobservable inputs utilized for measuring the fair value of the contingent consideration reflect management’s own assumptions about the assumptions that market participants would use in valuing the contingent consideration. The Company determined the fair value by using the below key inputs to the Monte Carlo Simulation Model.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
(Unaudited)

The key inputs for the warrant liability were as follows as of initial valuation on November 4, 2025:

Key Valuation Inputs
Expected term (years)	2.00
Annualized volatility	92.27%
Risk-free interest rate	3.58%
Series C Convertible Preferred Stock per Share Value	$1,177.54
Dividend yield	0.00%
Exercise price	$10,000.00

The key inputs for the warrant liability were as follows as of December 31, 2025:

Key Valuation Inputs
Expected term (years)	1.84
Annualized volatility	86.25%
Risk-free interest rate	3.47%
Series C Convertible Preferred Stock per Share Value	$950.25
Dividend yield	0.00%
Exercise price	$10,000.00

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liability for the six months ended December 31, 2025:

Warrant Liability
Fair value as of June 30, 2025	$-
Initial fair value of warrant liability upon issuance	882,345
Change in fair value of warrant liability	(593,710)
Fair value as of December 31, 2025	$288,635

In January 2026, the Company issued an aggregate of 2,000,000 shares of its common stock as a result of the conversion of 50 shares of Series C Preferred stock (see Note 13).